Supplemental cash information (Detail) - Supplementary Information For The Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$ 298	$ 1,537
Closure and reclamation increase in mineral properties, plant and equipment		2,900
Depreciation added to (relieved from) inventory	$ 1,291	$ (3,750)